LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Australia–0.87%
†QBE Insurance Group	1,151,534	$ 8,414,111
		8,414,111
Denmark–1.16%
†ISS	599,863	11,182,564
		11,182,564
France–8.95%
†Cie de Saint-Gobain	528,376	31,179,608
†Dassault Aviation	6,805	7,573,232
Sanofi	338,875	33,480,842
†Societe Generale	545,243	14,268,355
		86,502,037
Germany–8.01%
Allianz	104,568	26,616,168
†Continental	198,255	26,202,033
Evonik Industries	693,238	24,518,880
		77,337,081
Hong Kong–7.35%
CK Hutchison Holdings	4,205,500	33,512,654
Jardine Matheson Holdings	228,600	14,948,154
WH Group	27,819,000	22,544,050
		71,004,858
Italy–4.93%
Enel	2,059,328	20,510,374
Eni	1,496,152	18,412,116
Snam	1,563,636	8,669,620
		47,592,110
Japan–28.10%
Coca-Cola Bottlers Japan Holdings	796,300	13,872,772
FUJIFILM Holdings	463,100	27,482,773
Fujitsu	95,700	13,828,855
Honda Motor	979,100	29,348,683
Kyocera	422,600	26,812,057
Mitsubishi Electric	1,265,900	19,281,466
Nippon Telegraph & Telephone	829,400	21,288,370
Otsuka Holdings	420,400	17,795,573
Sekisui Chemical	927,100	17,792,617
Sony	208,800	21,865,306
Takeda Pharmaceutical	758,700	27,305,663
Tokio Marine Holdings	286,800	13,637,408
Toyota Industries	237,600	21,158,149
		271,469,692
Netherlands–2.92%
Royal Dutch Shell Class B	1,530,523	28,168,203
		28,168,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Singapore–4.08%
Singapore Telecommunications	4,877,300	$ 8,846,723
United Overseas Bank	1,590,381	30,537,869
		39,384,592
Spain–4.41%
†Banco Santander	8,519,604	28,943,753
Naturgy Energy Group	558,860	13,697,340
		42,641,093
Sweden–2.17%
Telia	4,838,041	20,956,563
		20,956,563
Switzerland–4.34%
ABB	457,921	13,837,194
Novartis	237,413	20,288,682
Zurich Insurance Group	18,179	7,758,989
		41,884,865
Taiwan–2.77%
Taiwan Semiconductor Manufacturing	956,000	19,667,473
Taiwan Semiconductor Manufacturing ADR	59,794	7,072,434
		26,739,907
United Kingdom–19.18%
BP	4,955,397	20,129,033
GlaxoSmithKline	1,637,376	29,073,833
Imperial Brands	64,838	1,333,633
†Kingfisher	5,143,697	22,570,960
†Lloyds Banking Group	49,447,436	28,995,342
SSE	1,471,746	29,521,191
Tesco	5,625,583	17,748,288
†Travis Perkins	517,051	10,987,906
WPP	1,964,435	24,931,399
		185,291,585
Total Common Stock (Cost $818,908,175)		958,569,261
RIGHTS–0.00%
Italy–0.00%
=†Snam NPV	1,336,263	1,374
Total Rights (Cost $0)		1,374

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	1,261,006	$ 1,261,006
Total Money Market Fund (Cost $1,261,006)		1,261,006

TOTAL INVESTMENTS–99.37% (Cost $820,169,181)	959,831,641
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	6,087,466
NET ASSETS APPLICABLE TO 59,126,465 SHARES OUTSTANDING–100.00%	$965,919,107

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$8,414,111	$—	$—	$8,414,111
Denmark	11,182,564	—	—	11,182,564
France	86,502,037	—	—	86,502,037
Germany	77,337,081	—	—	77,337,081
Hong Kong	71,004,858	—	—	71,004,858
Italy	47,592,110	—	—	47,592,110
Japan	271,469,692	—	—	271,469,692
Netherlands	28,168,203	—	—	28,168,203
Singapore	39,384,592	—	—	39,384,592
Spain	42,641,093	—	—	42,641,093
Sweden	20,956,563	—	—	20,956,563
Switzerland	41,884,865	—	—	41,884,865
Taiwan	26,739,907	—	—	26,739,907
United Kingdom	185,291,585	—	—	185,291,585
Rights	—	—	1,374	1,374
Money Market Fund	1,261,006	—	—	1,261,006
Total Investments	$959,830,267	$—	$1,374	$959,831,641
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Mondrian International Value Fund–4